UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3749

DWS State Tax Free Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31/06

Date of reporting period: 06/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2006 (Unaudited)

DWS Massachusetts Tax-Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 88.3%
Massachusetts 82.5%
Bellingham, MA, Other General Obligation, 5.375%, 3/1/2015 (a)	1,765,000	1,879,443
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	2,000,000	2,039,840
8.0%, 9/1/2035	1,000,000	990,460
Boston, MA, Project Revenue, Convention Center Act 1997, Series A, 5.0%, 5/1/2015 (a)	2,730,000	2,853,341
Boston, MA, Senior Care Revenue, Industrial Development Finance Authority, First Mortgage, Springhouse, Inc., 5.5%, 7/1/2008	695,000	698,788
Chicopee, MA, Electrical Systems, ETM, 7.125%, 1/1/2017	1,140,000	1,317,886
Groton-Dunstable, MA, School District General Obligation, Regional School District, 5.0%, 10/15/2015 (a)	1,920,000	2,018,707
Holyoke, MA, Electric Revenue, Gas & Electric Department, Series A, 5.375%, 12/1/2016 (a)	1,260,000	1,347,041
Hopkinton, MA, Other General Obligation:
5.5%, 9/1/2012	1,735,000	1,869,480
5.5%, 9/1/2014	1,735,000	1,866,704
Ipswich, MA, General Obligation, 5.25%, 11/15/2017 (a)	2,325,000	2,444,412
Massachusetts, Airport Revenue, Port Authority, Series A, 5.75%, 7/1/2011	2,000,000	2,141,820
Massachusetts, Airport Revenue, Special Facilities, USAir Project, AMT, Series A, 5.5%, 9/1/2006 (a)	640,000	643,117
Massachusetts, Airport Revenue, USAir Private Jet, AMT, Series A, 5.75%, 9/1/2016 (a)	1,000,000	1,023,110
Massachusetts, Bay Transportation Authority Revenue:
Series A, 5.25%, 7/1/2021	2,000,000	2,159,100
Series A, 5.75%, 7/1/2011	355,000	378,040
Series A, 5.75%, 7/1/2015	535,000	568,502
Series B, 6.2%, 3/1/2016	3,100,000	3,487,003
Massachusetts, Bay Transportation Authority, Sales Tax Revenue:
Series C, 5.0%, 7/1/2015	3,175,000	3,357,689
Series C, 5.0%, 7/1/2016	2,200,000	2,327,798
Series A, 5.25%, 7/1/2020	6,270,000	6,785,143
Series A, 5.25%, 7/1/2021	5,000,000	5,408,750
Series C, 5.5%, 7/1/2017	5,000,000	5,514,650
Massachusetts, Bay Transportation System Authority, Series C, 6.1%, 3/1/2013	1,500,000	1,649,175
Massachusetts, Health & Educational Facilities Authority, Boston College, Series N, 5.25%, 6/1/2017	7,225,000	7,660,595
Massachusetts, Health & Educational Facilities Authority, Simmons College, Series F, 5.0%, 10/1/2019 (a)	1,230,000	1,277,257
Massachusetts, Higher Education Revenue, Building Authority, University of Massachusetts:
6.625%, 5/1/2010	2,575,000	2,820,861
6.75%, 5/1/2011	2,745,000	3,079,533
6.875%, 5/1/2014	1,300,000	1,538,160
Massachusetts, Higher Education Revenue, Development Finance Agency, Prerefunded, 5.75%, 7/1/2012	500,000	537,970
Massachusetts, Higher Education Revenue, Development Finance Agency, Smith College, Prerefunded, 5.75%, 7/1/2015	1,265,000	1,361,064
Massachusetts, Higher Education Revenue, Development Finance Agency, WGBH Educational Foundation:
Series A, 5.375%, 1/1/2015 (a)	1,200,000	1,292,580
Series A, 5.375%, 1/1/2016 (a)	1,200,000	1,292,580
Series A, 5.375%, 1/1/2017 (a)	1,200,000	1,292,580

Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.375%, 7/1/2017	5,500,000	6,039,275
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, UMass Worcester Campus, Series B, 5.25%, 10/1/2013 (a)	500,000	527,255
Massachusetts, Higher Education Revenue, Health & Educational Facilities Authority, University of Massachusetts, Series C, 5.5%, 10/1/2014 (a)	1,645,000	1,773,326
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Babson College, Series A, 5.375%, 10/1/2017	1,700,000	1,743,384
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Belmont Hill School:
5.15%, 9/1/2013	1,000,000	1,023,520
5.625%, 9/1/2020	1,265,000	1,300,800
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Dana Hall School Issue, 5.7%, 7/1/2013	1,000,000	1,036,720
Massachusetts, Higher Education Revenue, Industrial Finance Agency, The Tabor Academy, 5.4%, 12/1/2018	1,000,000	1,043,660
Massachusetts, Higher Education Revenue, Industrial Finance Agency, Worcester Polytechnic, Series II, 5.125%, 9/1/2016 (a)	2,100,000	2,164,995
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Baystate Medical Center:
Series F, 5.7%, 7/1/2027	3,000,000	3,141,270
Series F, 5.75%, 7/1/2033	2,000,000	2,083,800
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Berkshire Health System, Series E, 6.25%, 10/1/2031	2,000,000	2,107,220
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, 9.0%, 12/15/2015	3,900,000	4,748,016
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Massachusetts General Hospital, Series F, 6.25%, 7/1/2012 (a)	4,420,000	4,711,013
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Medical, Academic & Scientific, Series B, 6.5%, 1/1/2009	5,000,000	5,056,850
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Milford-Whitinsville Regional:
Series C, 5.75%, 7/15/2013	1,750,000	1,787,695
Series D, 6.35%, 7/15/2032	3,250,000	3,392,642
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, New England Medical Center:
Series H, 5.375%, 5/15/2018 (a)	4,875,000	5,153,362
Series H, 5.375%, 5/15/2019 (a)	1,800,000	1,902,780
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, North Adams Hospital, Series C, 6.625%, 7/1/2018	730,000	734,876
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, UMass Memorial, Series C, 6.625%, 7/1/2032	3,000,000	3,231,270
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Winchester Hospital, Series B, 6.75%, 7/1/2030	2,000,000	2,197,860
Massachusetts, Hospital & Healthcare Revenue, Industrial Finance Agency, East Boston Neighborhood Project:
7.25%, 7/1/2006	135,000	134,999
7.625%, 7/1/2026	2,750,000	2,767,848
Massachusetts, Hospital & Healthcare Revenue, Partners Healthcare System, Series C, 5.75%, 7/1/2032	8,000,000	8,552,000
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,855,000	3,994,435
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	5,000,000	5,370,650
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant:
Series A, Zero Coupon, 12/15/2014	9,000,000	6,197,940
Series A, 5.5%, 12/15/2013	5,000,000	5,428,100
Massachusetts, Sales & Special Tax Revenue, Grant Anticipation Notes:
Series A, 5.25%, 12/15/2012	7,050,000	7,513,185
5.5%, 6/15/2014	7,000,000	7,306,390
Massachusetts, School District General Obligation, Development Finance Agency, 5.375%, 9/1/2023	1,175,000	1,226,512
Massachusetts, Senior Care Revenue, Industrial Finance Agency, Assisted Living Facilities, TNG Marina Bay LLC Project, AMT, 7.5%, 12/1/2027	935,000	986,846

Massachusetts, Special Obligation Consolidated Loan, Series A, 5.5%, 6/1/2016 (a)	2,600,000	2,853,448
Massachusetts, Special Obligation Dedicated Tax Revenue, 5.25%, 1/1/2021 (a)	5,000,000	5,353,150
Massachusetts, State Development Finance Agency Revenue, Biomedical Research:
Series C, 6.25%, 8/1/2013	2,180,000	2,376,069
Series C, 6.375%, 8/1/2014	1,000,000	1,094,600
Massachusetts, State Development Finance Agency Revenue, Bridgewell, Inc., Series A, 3.99% *, 6/1/2030, KeyBank NA (b)	4,700,000	4,700,000
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series A, 5.625%, 1/1/2015 (a)	4,000,000	4,304,400
Massachusetts, State General Obligation:
Series D, 5.5%, 11/1/2016	500,000	548,740
Series D, 5.5%, 11/1/2019	4,325,000	4,770,907
Massachusetts, State General Obligation, Consolidated Loan:
Series D, 5.5%, 11/1/2014 (a)	4,990,000	5,442,693
Series C, 5.5%, 11/1/2015 (a)	12,500,000	13,691,000
Series D, 5.5%, 11/1/2019 (a)	2,500,000	2,771,050
Massachusetts, State Health & Educational Facilities Authority Revenue, Baystate Medical Center, Series G, 3.95% *, 7/1/2026, Bank of America NA (b)	3,000,000	3,000,000
Massachusetts, State Port Authority Revenue, Series C, 5.0%, 7/1/2016 (a)	5,000,000	5,247,550
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue, Series A, 5.0%, 8/15/2021 (a)	4,500,000	4,664,925
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, Series 2, 5.7%, 2/1/2015	35,000	35,348
Massachusetts, State Water & Sewer Revenue, Water Pollution Abatement Trust, MWRA Program, Series A, 6.0%, 8/1/2019 (c)	4,000,000	4,633,560
Massachusetts, State Water Pollution Abatement Treatment, Pool Program:
Series 7, 5.25%, 2/1/2014	3,705,000	3,901,810
Series 6, 5.625%, 8/1/2015	120,000	128,010
Massachusetts, State Water Pollution Abatement Trust, Pool Program:
Series 11, 5.0%, 8/1/2017	5,750,000	6,051,242
Series 11, 5.0%, 8/1/2020	5,750,000	5,994,950
Massachusetts, State Water Resources Authority, Series D, 5.5%, 8/1/2011 (a)	5,000,000	5,354,250
Massachusetts, Transportation/Tolls Revenue, Series E, 5.25%, 1/1/2022 (a)	4,500,000	4,796,730
Massachusetts, Transportation/Tolls Revenue, Rail Connections, Inc., Route 128 Parking Garage Project:
Series B, Prerefunded, Zero Coupon, 7/1/2015	750,000	465,968
Series B, Prerefunded, Zero Coupon, 7/1/2016	1,025,000	595,853
Series B, Prerefunded, Zero Coupon, 7/1/2017	1,000,000	543,560
Series A, ETM, 5.3%, 7/1/2009	705,000	733,623
Series A, Prerefunded, 5.4%, 7/1/2010	1,000,000	1,061,250
Series A, Prerefunded, 6.0%, 7/1/2012	250,000	269,453
Series A, Prerefunded, 6.0%, 7/1/2014	250,000	269,453
Massachusetts, University of Massachusetts Building Authority Project Revenue, Series 04-1, 5.25%, 11/1/2022 (a)	2,000,000	2,162,080
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2021 (a)	10,000,000	11,103,600
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, New Bedford Program, Series A, 5.25%, 2/1/2013	1,000,000	1,066,940
Massachusetts, Water & Sewer Revenue, Water Pollution Abatement Program, Pool Loan Program, Series 5, ETM, 5.375%, 8/1/2015	5,000,000	5,469,400
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
Series C, 5.25%, 12/1/2015	4,030,000	4,288,807
Series C, 5.25%, 12/1/2015 (a)	6,050,000	6,455,350
Series A, 5.5%, 8/1/2013 (a)	1,445,000	1,569,371
Series A, 6.5%, 7/15/2019	3,110,000	3,622,310
Medford, MA, Core City General Obligation, 5.0%, 2/15/2015 (a)	2,085,000	2,192,544
Middleborough, MA, Other General Obligation:
5.25%, 1/15/2017 (a)	1,525,000	1,600,808
5.25%, 1/15/2018 (a)	1,515,000	1,590,311
5.25%, 1/15/2019 (a)	1,470,000	1,542,074
Narragansett, MA, School District General Obligation, Regional School District, 6.5%, 6/1/2012 (a)	1,145,000	1,258,607
Northbridge, MA, Core City General Obligation, 5.25%, 2/15/2014 (a)	1,490,000	1,592,199

Plymouth, MA, County General Obligation:
5.75%, 10/15/2015 (a)	1,900,000	2,045,369
5.75%, 10/15/2016 (a) (c)	1,725,000	1,863,362
Route 3 North, MA, Transportation/Tolls Revenue, Transportation Improvement Association:
5.75%, 6/15/2012 (a)	1,105,000	1,175,168
5.75%, 6/15/2013 (a)	2,500,000	2,658,750
5.75%, 6/15/2016 (a)	4,910,000	5,218,053
Springfield, MA, Core City General Obligation, 5.25%, 1/15/2019 (a)	1,000,000	1,062,140
Springfield, MA, Core City General Obligation, Municipal Purpose Loan:
5.5%, 8/1/2015 (a)	1,505,000	1,617,905
5.5%, 8/1/2016 (a)	1,685,000	1,813,026
Springfield, MA, Other General Obligation, Municipal Purpose Loan, 6.0%, 10/1/2014 (a)	1,955,000	2,096,698
Springfield, MA, Water & Sewer Revenue, Series A, 5.375%, 11/1/2016 (a)	1,250,000	1,338,350
Tantasqua, MA, School District General Obligation, Regional School District:
5.625%, 8/15/2012 (a)	2,580,000	2,767,901
5.625%, 8/15/2013 (a)	2,575,000	2,762,537
5.625%, 8/15/2014 (a)	2,575,000	2,762,537
University of Massachusetts, Building Authority Revenue, Series 2, 5.0%, 11/1/2020 (a)	11,880,000	12,360,190
University of Massachusetts, Higher Education Revenue, University Building Authority:
Series 2, 5.5%, 11/1/2015 (a)	1,185,000	1,258,541
Series 2, 5.5%, 11/1/2016 (a)	1,250,000	1,327,575
Westfield, MA, Core City General Obligation, 6.5%, 5/1/2013 (a)	1,170,000	1,286,637
Westford, MA, Other General Obligation Lease, 5.125%, 4/1/2017 (a)	1,150,000	1,204,096
Westford, MA, School District General Obligation, Series A, 5.75%, 4/1/2012 (a)	1,140,000	1,218,831
Worcester, MA, Core City General Obligation, Series A, 5.5%, 8/15/2016 (a)	1,285,000	1,372,714
Worcester, MA, Other General Obligation, 5.625%, 8/15/2015 (a)	705,000	756,345

		374,438,391
Puerto Rico 5.8%
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	3,970,000	4,089,219
Puerto Rico, Commonwealth Highway & Transportation Authority, Highway Revenue:
Series Y, Prerefunded, ETM, 6.25%, 7/1/2014	1,855,000	2,114,589
Series Y, 6.25%, 7/1/2014	145,000	160,918
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series H, 5.5%, 7/1/2016 (a)	10,350,000	11,430,851
Puerto Rico, State General Obligation, Series A, 5.5%, 7/1/2022 (a) (c)	5,000,000	5,556,900
Puerto Rico, State General Obligation, Highway and Transportation Authority, Series Y, 5.5%, 7/1/2015 (a)	2,500,000	2,746,475

		26,098,952

Total Municipal Bonds and Notes (Cost $386,181,089)		400,537,343
Municipal Inverse Floating Rate Notes 9.5%
Massachusetts
Massachusetts, Airport Revenue, Port Authority, AMT, 144A, 9.57%, 1/1/2016, Leverage Factor at purchase date: 4 to 1 (a)	2,500,000	2,917,400
Massachusetts, Electric Revenue, Wholesale Electrical Co. Power Supply, Series 674, 144A, 8.77%, 7/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	5,397,500	6,644,700
Massachusetts, Port Authority Revenue, RITES-PA 592A, AMT, 144A, 6.808%, 7/1/2011, Leverage Factor at purchase date: 2 to 1 (a)	4,195,000	4,544,821
Massachusetts, Port Authority Revenue, RITES-PA 592B, AMT, 144A, 6.808%, 7/1/2012, Leverage Factor at purchase date: 2 to 1 (a)	805,000	870,277
Massachusetts, Port Authority Revenue, RITES-PA 598A, AMT, 7.97%, 7/1/2013, Leverage Factor at purchase date: 2 to 1	930,000	1,041,619
Massachusetts, Port Authority Revenue, RITES-PA 598B, AMT, 7.97%, 7/1/2014, Leverage Factor at purchase date: 2 to 1	995,000	1,114,420
Massachusetts, Port Authority Revenue, RITES-PA 598C, AMT, 7.97%, 7/1/2015, Leverage Factor at purchase date: 2 to 1	1,065,000	1,193,535
Massachusetts, Port Authority Revenue, RITES-PA 598D, AMT, 8.22%, 7/1/2016, Leverage Factor at purchase date: 2 to 1	925,000	1,057,405
Massachusetts, Port Authority Revenue, RITES-PA 598E, AMT, 8.22%, 7/1/2017, Leverage Factor at purchase date: 2 to 1	775,000	883,322

Massachusetts, Port Authority Revenue, RITES-PA 598F, AMT, 6.72%, 7/1/2018, Leverage Factor at purchase date: 2 to 1	1,310,000	1,417,276
Massachusetts, Security Trust Certificates, Series 7002B, 144A, 6.55%, 6/1/2020, Leverage Factor at purchase date: 2 to 1 (a)	5,000,000	5,689,750
Massachusetts, State Development Finance Agency, Resource Recovery Revenue, Series 563, 144A, 7.02%, 1/1/2016, Leverage Factor at purchase date: 2 to 1 (a)	2,500,000	2,876,675
Massachusetts, State General Obligation, RITES-PA 1281, 144A, 5.78%, 11/1/2024, Leverage Factor at purchase date: 3 to 1 (a)	5,000,000	5,578,100
Massachusetts, State Water Resources Authority, Series R-252, 144A, 5.74%, 8/1/2021, Leverage Factor at purchase date: 2 to 1 (a)	6,585,000	7,308,757

Total Municipal Inverse Floating Rate Notes (Cost $40,401,360)		43,138,057
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 426,582,449)	97.8	443,675,400
Other Assets and Liabilities, Net	2.2	10,089,999

Net Assets	100.0	453,765,399

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of June 30, 2006.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio
Ambac Financial Group, Inc.	12.2
Financial Guaranty Insurance Co.	14.6
Financial Security Assurance, Inc.	10.9
MBIA Corporation	13.1

(b)		Security incorporates a letter of credit from a major bank.
(c)		All or a portion of these securities represent collateral held in connection with open interest rate swaps.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At June 30, 2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

8/16/2006 8/16/2015	25,800,000†	Fixed — 3.841%	Floating — BMA	469,829
8/23/2006 8/23/2020	21,800,000†	Fixed —3.892%	Floating — BMA	781,283
10/12/2006 10/12/2026	8,400,000††	Fixed — 4.321%	Floating — BMA	107,144

Total net unrealized appreciation on open interest rate swaps				1,358,256

Counterparties:

† Citibank NA

†† Morgan Stanley

BMA: Represents the Bond Market Association

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Massachusetts Tax-Free Fund, a series of DWS State Tax Free Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                   August 21, 2006